GROUP STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid in Capital	Currency translation reserve	Share based payment reserve	Fair Revaluation Reserve	Other comprehensive income of associates	Accumulated surplus/ (deficit) reserve	Total
Balance at the beginning at Dec. 31, 2021	$ 622	$ 196,911	$ (8,711)	$ 2,531	$ 2,419	$ 8,744	$ 69,756	$ 272,272
Total comprehensive loss for the period:
Loss for the period							(228,961)	(228,961)
Other comprehensive loss			(20,639)		(551)	(8,744)		(29,934)
Total comprehensive loss for the period			(20,639)		(551)	$ (8,744)	(228,961)	(258,895)
Transfers between reserves:
Transfer from revaluation reserve					$ (1,868)		1,868
Transactions with equity owners:
Common Stock Issued	12	5,192						5,204
Share based compensation charge				6,096				6,096
Common stock options/warrants exercised				(99)				(99)
Total transactions with equity owners	12	5,192		5,997				11,201
Balance at the end at Dec. 31, 2022	634	202,103	(29,350)	8,528			(157,337)	24,578
Total comprehensive loss for the period:
Loss for the period							(34,637)	(34,637)
Other comprehensive loss			(1,175)					(1,175)
Total comprehensive loss for the period			(1,175)				(34,637)	(35,812)
Transactions with equity owners:
Common Stock Issued	78	7,676						7,754
Share based compensation charge				3,892				3,892
Common stock options/warrants exercised				(254)				(254)
Total transactions with equity owners	78	7,676		3,638				11,392
Balance at the end at Dec. 31, 2023	712	209,779	(30,525)	12,166			(191,974)	158
Total comprehensive loss for the period:
Loss for the period							(55,102)	(55,102)
Other comprehensive loss			(241)					(241)
Total comprehensive loss for the period			(241)				(55,102)	(55,343)
Transactions with equity owners:
Common Stock Issued	220	21,635						21,855
Share based compensation charge				3,845				3,845
Common stock options/warrants exercised	6	843		(849)
Total transactions with equity owners	226	22,478		2,996				25,700
Balance at the end at Dec. 31, 2024	$ 938	$ 232,257	$ (30,766)	$ 15,162			$ (247,076)	$ (29,485)